Investment in Affiliates	12 Months Ended
Dec. 31, 2011
Investment in Affiliates [Abstract]
Investment in Affiliates

(6) Investment in Affiliates

The Company owns an interest in several properties for which it does not control the activities that are significant to the operations of the properties. As a result, the assets, liabilities and operating results of these noncontrolled properties are not consolidated within the Company’s consolidated financial statements. The Company’s investment in these properties is recorded as “Investment in affiliates” in its consolidated balance sheets. The Company’s investment in affiliates consisted of the following at December 31 (dollars in thousands):

		2011
	Reporting Segment	Ownership Interest	Company Investment	Debt	Recourse Debt
1200 17 th Street, NW	Washington, D.C.	95%	$20,426	$20,000	$—
Metro Place III & IV	Northern Virginia	51%	27,856	50,954	—
1750 H Street, NW	Washington, D.C.	50%	16,749	30,382	—
Aviation Business Park	Maryland	50%	4,699	—	—
RiversPark I and II	Maryland	25%	2,788	28,000	7,000

			$72,518	$129,336	$7,000

		2010
		Ownership Interest	Company Investment	Debt	Recourse Debt
1750 H Street, NW	Washington, D.C.	50%	$16,830	$31,287	$—
Aviation Business Park	Maryland	50%	4,190	—	—
RiversPark I and II	Maryland	25%	2,701	28,000	7,000

			$23,721	$59,287	$7,000

On November 18, 2011, the Company acquired a 51% interest in an unconsolidated joint venture that owns Metro Place III and IV in Fairfax, Virginia for $53.6 million. The acquisition was funded, in part, through the assumption of a $51.0 million mortgage loan, of which $26.0 million was allocable to the Company’s interest in the joint venture, but not recourse to the Company. The balance of the Company’s portion of the purchase price was funded using a draw on its unsecured revolving credit facility and available cash.

On October 12, 2011, an unconsolidated joint venture between the Company and the Akridge Company, in which the Company has a 95% economic interest, acquired 1200 17th Street, NW in Washington, D.C. for a contractual purchase price of $39.6 million. The acquisition was funded, in part, by a new $20 million mortgage loan. The property currently consists of a land parcel that contains an 85,000 square foot office building. The joint venture intends to demolish the existing building and develop a new 170,000 square foot office building. Construction is currently expected to commence in 2012 and is expected to be completed in late 2014. The Company funded its share of the remaining purchase price through a draw on its unsecured revolving credit facility and available cash.

On October 28, 2010, the Company formed a joint venture with AEW Capital Management, L.P. that acquired 1750 H Street, NW, in Washington, D.C. for $65.0 million. The acquisition was funded, in part, through the joint venture’s assumption of a $31.4 million mortgage loan. The Company funded the balance of its portion of the purchase price using a draw on its unsecured revolving credit facility and available cash.

During the third quarter of 2010, the Company used available cash to acquire a $10.6 million first mortgage loan collateralized by Aviation Business Park for $8.0 million. On December 29, 2010, the Company entered into an unconsolidated joint venture with AEW Capital Management, L.P., which it has a 50% interest, and took title to the property through a deed-in-lieu of foreclosure in return for additional consideration to the owner if certain future leasing hurdles are met. The joint venture recognized the acquisition date fair value of $126 thousand in contingent consideration related to the expected payments due to meeting certain leasing hurdles under the terms of a fee agreement with the former owner. As of December 31, 2011, the Company remains liable, in the event of default by the joint venture, for contingent consideration of $63 thousand, or 50% of the total, which reflects its ownership percentage.

The net assets of the Company’s unconsolidated joint ventures consisted of the following at December 31(amounts in thousands):

	2011	2010
Assets:
Rental property, net	$242,767	$104,559
Cash and cash equivalents	4,009	1,706
Other assets	22,734	11,442

Total assets	269,510	117,707

Liabilities:
Mortgage loans (1)	132,370	59,914
Other liabilities	7,207	4,316

Total liabilities	139,577	64,230

Net assets	$129,933	$53,477

(1)	Includes mortgage debt fair value adjustments.

The following table summarizes the results of operations of the Company’s unconsolidated joint ventures. The Company’s share of earnings or losses related to its unconsolidated joint ventures is recorded in its consolidated statements of operations as “Equity in (earnings) losses of affiliates” (amounts in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2010	The period from March 17, 2009 through December 31, 2009
Total revenues	$13,389	$5,923	$2,121
Total operating expenses	(4,330)	(1,547)	(458)

Net operating income	9,059	4,376	1,663
Depreciation and amortization	(5,725)	(2,695)	(1,087)
Interest expense, net	(3,450)	(2,160)	(955)
Benefit (provision) for income taxes	176	(24)	—

Net income (loss)	$60	$(503)	$(379)

The Company earns various fees from several of its joint ventures, which include management fees, leasing commissions and construction management fees. The Company recognizes fees only to the extent of its non-ownership interest in its unconsolidated joint ventures. The Company recognized $0.6 million, $0.2 million and $0.3 million in fees from joint ventures in 2011, 2010 and 2009, respectively.